UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09495

The Legacy Funds, Inc.
(Exact name of registrant as specified in charter)

61 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Robert E Belknap
61 Broadway
New York, NY 10006
(Name and address of agent for service)

1-212-269-8790
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

1

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

THE LEGACY FUNDS, INC.

Legacy Growth Fund

April 30, 2004

Average Annual Total Returns (%) For Periods Ended April 30, 2004

		Average Annual
	One Year	Since Inception[1]
Legacy Growth Fund	21.31%	-8.67%
S&P 500 Stock Index	22.88%	-3.83%
NASDAQ Composite Index	31.73%	-17.67%
Lipper Large Cap Growth Fund Index	18.89%	-13.17%

The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged, but commonly used, measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical
Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000
(commencement of operations). Returns shown include the reinvestment of dividends and the deduction of all fees and expenses. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

[1] Inception date for the Legacy Growth Fund and index data is February 15, 2000.

-2-

THE LEGACY FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2004

Legacy
Growth Fund

ASSETS:
Investments, at market value
(Cost of $4,350,245)	$4,844,776
Receivable from Adviser	2,403
Interest and dividends receivable	4,715
Prepaid assets	18,570

Total assets	4,870,464

LIABILITIES:

Accrued expenses and other liabilities	22,438

Total liabilities	22,438

NET ASSETS	$4,848,026

NET ASSETS CONSIST OF:
Capital stock	$6,700,831
Accumulated net realized loss on investments	(2,347,336)
Net unrealized appreciation on investments	494,531

Total net assets	$4,848,026

Shares outstanding
(Unlimited shares authorized with a par value of $0.001 each)	710,124

Net asset value, redemption price and offering price per share	$6.83

See Notes to the Financial Statements.

-3-

THE LEGACY FUNDS, INC.

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2004

Legacy
Growth Fund

INVESTMENT INCOME:
Dividend income	$25,257
Interest income	55

Total investment income	25,312

EXPENSES:
Investment advisory fees	24,426
Administration fees	15,124
Fund accounting fees	12,444
Transfer agent fees and expenses	6,876
Distribution fees	12,213
Insurance fees	9,008
Custody fees	2,434
Professional fees	34,032
Federal and state registration	4,066
Trustees' fees and expenses	1,040

Total expenses before Adviser reimbursement	121,663
Less: Fees waived and expenses reimbursed by Adviser	(80,139)

Net expenses	41,524

NET INVESTMENT LOSS	(16,212)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	96,641
Change in unrealized appreciation on investments	212,795

Net realized and unrealized gain on investments	309,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$293,224

See Notes to the Financial Statements.

-4-

THE LEGACY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Legacy Growth Fund

	Six Months	Year
	ended	ended
	April 30, 2004	October 31, 2003
	(Unaudited)

OPERATIONS:
Net investment loss	$(16,212)	$(6,123)
Net realized gain(loss) on investments	96,641	(512,249)
Change in unrealized appreciation/depreciation on investments	212,795	991,706

Net increase in net assets resulting from operations	293,224	473,334

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	313,628	546,693
Cost of shares redeemed	(238,776)	(504,259)

Net increase in net assets resulting from
capital share transactions	74,852	42,434

TOTAL INCREASE IN NET ASSETS	368,076	515,768

NET ASSETS:
Beginning of period	4,479,950	3,964,182

End of period	$4,848,026	$4,479,950

See Notes to the Financial Statements.

-5-

THE LEGACY FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Legacy Growth Fund

	Six Months				February 15, 2000*
	ended	Years ended October31,			through
	April 30, 2004	2003	2002	2001	October 31, 2000
	(Unaudited)
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$6.41	$5.67	$6.24	$10.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[1]	(0.02)	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.44	0.75	(0.55)	(3.77)	0.07

Total gain (loss) from investment operations	0.42	0.74	(0.57)	(3.79)	0.03

NET ASSET VALUE, END OF PERIOD	$6.83	$6.41	$5.67	$6.24	$10.03

TOTAL RETURN[2]	6.55%	13.05%	(9.13%)	(37.79%)	0.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$4,848,026	$4,479,950	$3,964,182	$3,735,015	$4,816,948
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	4.98%	6.79%	6.52%	5.67%	5.70%
After expense reimbursement[3]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment loss to average net assets:
Before expense reimbursement[3]	(3.94%)	(5.25%)	(5.16%)	(4.80%)	(4.90%)
After expense reimbursement[3]	(0.66%)	(0.16%)	(0.34%)	(0.83%)	(0.90%)
Portfolio turnover rate[2]	19.03%	51.77%	43.24%	42.81%	21.00%

*	Commencement of operations	.
[1]	Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.

See Notes to the Financial Statements.

-6-

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - April 30, 2004 (Unaudited)

Legacy Growth Fund

Shares		Value
	COMMON STOCKS - 99.7%

	CONSUMER PRODUCTS - 3.0%
1,400	The Procter & Gamble Company	$148,050

	DRUGS - 3.0%
4,000	Pfizer Inc.	143,040

	EDUCATION - 2.2%
1,200	Apollo Group, Inc. - Class A*	109,056

	ELECTRONICS - 2.5%
12,000	Sanmina-SCI Corporation*	120,240

	FINANCIAL SERVICES - 11.1%
2,800	American Express Company	137,060
2,500	Citigroup	120,225
2,900	State Street Corporation	141,520
3,500	Washington Mutual, Inc.	137,865

		536,670

	FOOD SERVICES - 3.1%
3,900	Sysco Corporation	149,175

	HOME BUILDING - 12.6%
1,500	Beazer Homes USA, Inc.	147,675
3,000	Centex Corporation	143,850
5,250	D.R. Horton, Inc.	151,200
3,400	Pulte Homes, Inc.	167,178

		609,903

	INSURANCE - 6.0%
4,152	Fidelity National Financial, Inc.	151,963
3,100	Marsh & McLennan Companies, Inc.	139,810

		291,773

See Notes to the Financial Statements.

-7-

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - April 30, 2004 (Unaudited)

Legacy Growth Fund

Shares		Value

	MEDICAL INSTRUMENTS - 10.4%
3,100	Medtronic, Inc.	$156,426
4,000	Possis Medical, Inc.*	101,720
4,500	SurModics, Inc.*	100,710
3,800	Techne Corporation*	148,048

		506,904

	MEDICAL SERVICES - 11.6%
2,500	Amgen Inc.*	140,675
2,800	Johnson & Johnson	151,284
3,900	Laboratory Corporation of America Holdings*	154,986
6,000	Select Medical Corporation	113,700

		560,645

	NETWORKING PRODUCTS - 2.2%
5,200	Cisco Sytems, Inc.*	108,524

	OIL & GAS - 12.9%
4,000	Apache Corporation	167,480
1,700	ChevronTexaco Corporation	155,550
3,700	Exxon Mobil Corporation	157,435
3,000	Royal Dutch Petroleum Company - NYS (1)	145,980

		626,445

	REINSURANCE - 11.4%
1,700	Everest Re Group, Ltd. (1)	144,806
3,700	IPC Holdings, Ltd. (1)	136,160
3,500	Montpelier Re Holdings	119,700
2,900	RenaissanceRe Holdings Ltd. (1)	152,801

		553,467

	RETAIL - GENERAL - 6.0%
4,000	The Home Depot, Inc.	140,760
4,300	Walgreen Co.	148,264

		289,024

	SOFTWARE - 1.7%
8,000	Siebel Systems, Inc.*	82,240

	TOTAL COMMON STOCKS (Cost of $4,340,625)	4,835,156

See Notes to the Financial Statements.

-8-

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - April 30, 2004 (Unaudited)

Legacy Growth Fund

Shares	SHORT-TERM INVESTMENTS - 0.2%	Value

9,620	First American Treasury Obligations Fund	$9,620

	TOTAL SHORT-TERM INVESTMENTS (Cost of $9,620)	9,620

	TOTAL INVESTMENTS - 99.9% (Cost of $4,350,245)	4,844,776

	Assets Net of Other Liabilities - 0.1%	3,250

	TOTAL NET ASSETS - 100.0%	$4,848,026

	* Non-income producing security.
	(1) Foreign security.
	NYS - New York Shares.

See Notes to the Financial Statements.

-9-

THE LEGACY FUNDS, INC. NOTES TO THE FINANCIAL STATEMENTS (Unaudited) April 30, 2004

1. ORGANIZATION

The Legacy Funds, Inc. (the “Trust”) was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the “Fund”) is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation
The Fund’s securities are valued at their market value. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the last reported bid and asked prices. Other securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(c) Distributions to Shareholders
Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(d) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

THE LEGACY FUNDS, INC. NOTES TO THE FINANCIAL STATEMENTS (Unaudited) April 30, 2004

(e) Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Shares outstanding, beginning of period	699,210	698,771

Shares sold	45,296	92,082
Shares redeemed	(34,382)	(91,643)

Net increase	10,914	439

Shares outstanding, end of period	710,124	699,210

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended April 30, 2004 (excluding short-term investments) aggregated $948,796 and $895,682, respectively.

At October 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments	$4,322,134

Gross unrealized appreciation	$607,895
Gross unrealized depreciation	(326,159)

Net unrealized appreciation	$281,736

Undistributed ordinary income	--
Undistributed long-term capital gain	--

Total distributable earnings	$--

Other accumulated losses	$(2,427,765)

Total accumulated losses	$(2,146,029)

At October 31, 2003, the Fund had accumulated capital loss carryovers of $2,427,765 with $118,897, $960,460, $836,159 and $512,249 expiring in 2008, 2009, 2010, and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

THE LEGACY FUNDS, INC. NOTES TO THE FINANCIAL STATEMENTS (Unaudited) April 30, 2004

The Fund made no income or capital gain distributions since its inception on February 15, 2000 through April 30, 2004.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the “Agreement”) with Ingalls & Snyder LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser agreed contractually to waive its management fee and/or reimburse the Fund’s other expenses, to the extent necessary, to ensure that the Fund’s operating expenses do not exceed 1.70% of its average daily net assets for the Fund’s six months ending April 30, 2004. For the six months ended April 30, 2004, the Adviser assumed $67,926 of operating expenses on behalf of the Fund.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the “Distributor”) at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate the Fund’s distributor for services provided and expenses incurred in connection with the sales of shares.

The Distributor has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by the Distributor at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the six months ended April 30, 2004 because of the obligation of the Adviser under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund’s average net assets. Distribution fees waived under this arrangement were $12,213 for the six months ending April 30, 2004.

Investment Adviser
Ingalls & Snyder LLC
61 Broadway
New York, NY 10006

Distributor
Ingalls & Snyder LLC
61 Broadway
New York, NY 10006

Administrator, Fund Accountant
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
P.O. Box 701
425 Walnut Street
Cincinnati, OH 45202

Legal Counsel
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI 53202

Independent Auditors
Ernst & Young LLP
233 S. Wacker Drive
Chicago, IL 60606

Trustees
Thomas O. Boucher, Jr.
Barnabas B. B. Breed
William J. McDonough, Jr.

Officers
Robert E. Belknap – President
Elizabeth A. Larson – Vice President, Secretary & Treasurer
Lori A. Kohlhapp – Assistant Treasurer

This report must be accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a)  The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a)   (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)   Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Legacy Funds, Inc.

By (Signature and Title)_/s/ Robert E. Belknap______
Robert E. Belknap, President

Date    6/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Robert E. Belknap_____________________
Robert E. Belknap, President

Date__6/28/04___________________________________________________

By (Signature and Title)*_/s/ Elizabeth A. Larson______________________
Elizabeth A. Larson, Treasurer

Date 6/28/04_______________________________________________________

* Print the name and title of each signing officer under his or her signature.